Income Taxes - Components of the Company's pretax income (loss) before taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Domestic (including U.S. exports)	$ (23,984)	$ (29,404)	$ 52,641
Foreign subsidiaries	15,573	19,773	6,090
Income Before Income Taxes	$ (8,411)	$ (9,631)	$ 58,731